Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COVINGTON TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2015